POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 25, 2009 TO THE PROSPECTUS
DATED FEBRUARY 27, 2009 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

PowerShares Autonomic Balanced NFA Global Asset Portfolio

PowerShares Autonomic Growth NFA Global Asset Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares High Yield Corporate Bond Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, the name of each Underlying Index for the PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio has been changed to The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index, The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index, The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index and The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index, respectively.

All references to "The Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index," "The Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index," "The Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index" and "The Merrill Lynch Core Fixed Rate Preferred Securities Index" are hereby deleted and replaced with "The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index," "The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index," "The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index" and "The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index," respectively.

Please Retain This Supplement For Future Reference.

P-PS-STK-9 9/25/09

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 25, 2009 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED FEBRUARY 27, 2009 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

PowerShares Autonomic Balanced NFA Global Asset Portfolio

PowerShares Autonomic Growth NFA Global Asset Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares High Yield Corporate Bond Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, the name of each Underlying Index for the PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio has been changed to The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index, The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index, The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index and TheBofA Merrill Lynch Core Fixed Rate Preferred Securities Index, respectively.

All references to "The Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index," "The Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index," "The Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index" and "The Merrill Lynch Core Fixed Rate Preferred Securities Index" are hereby deleted and replaced with "The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index," "The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index," "The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index" and "The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index," respectively.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-3 9/25/09